Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2015
Organization and principal activities
Schedule of consolidated subsidiaries and VIEs

        As of December 31, 2015, the Company's significant consolidated subsidiaries, VIEs and VIEs' subsidiaries consist of the following:

Name of subsidiaries	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities
Vipshop International Holdings Limited ("Vipshop HK")	October 22, 2010	Hong Kong	100%	Investment holding
Vipshop (China) Co., Ltd. (the "WFOE")	January 20, 2011	China	100%	Warehousing, logistics, procurement, research and development, consulting
Vipshop (Kunshan) E-Commerce Co., Ltd. ("Vipshop Kunshan")	August 2, 2011	China	100%	Warehousing and logistics
Vipshop (Jianyang) E-Commerce Co., Ltd. ("Vipshop Jianyang")	February 22, 2012	China	100%	Warehousing and logistics
Vipshop (Tianjin) E-Commerce Co., Ltd. ("Vipshop Tianjin")	July 31, 2012	China	100%	Warehousing and logistics
Guangzhou Pinwei Software Co., Ltd. ("Pinwei Software")	December 6, 2012	China	100%	Software development and information technology support
Vipshop (Zhuhai) E-Commerce Co., Ltd. ("Vipshop Zhuhai")	July 16, 2013	China	100%	Warehousing and logistics
Vipshop (Hubei) E-Commerce Co., Ltd. ("Vipshop Hubei")	July 4, 2013	China	100%	Warehousing and logistics
Chongqing Vipshop E-Commerce Co., Ltd. ("Vipshop Chongqing")	October 22, 2013	China	100%	Warehousing and logistics
Vipshop (Zhaoqing) E-Commerce Co., Ltd. ("Vipshop Zhaoqing")	November 22, 2013	China	100%	Warehousing and logistics
Lefeng.com Limited ("Lefeng.com")	December 30, 2013	Cayman	75%	Investment holding
Lefeng (Shanghai) Information Technology Co., Limited ("Lefeng Shanghai")	August 30, 2013	China	75%	Online retail

Name of VIE and VIE's subsidiary	Date of incorporation	Place of incorporation	Economic interest held	Principal activities
Guangzhou Vipshop Information Technology Co., Ltd.("Vipshop Information" or the "VIE")	August 22, 2008	China	VIE	Online retail